FAIR VALUE MEASUREMENT - Carrying Amount and Fair Value for Categories of Financial Assets and Liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Financial assets, at carrying amounts	€ 939,607	€ 966,448
Investment	939,607	966,448
Receivables from financing activities
Disclosure of financial assets [line items]
Financial assets, at carrying amounts	939,607	966,448
Investment	939,607	966,448
Client financing
Disclosure of financial assets [line items]
Financial assets, at carrying amounts	925,878	950,842
Investment	925,878	950,842
Dealer Financing
Disclosure of financial assets [line items]
Financial assets, at carrying amounts	13,729	15,606
Investment	13,729	15,606
Debt
Disclosure of financial assets [line items]
Financial liabilities, at carrying amount	2,724,745	2,089,737
Financial liabilities, at fair value	€ 2,755,516	€ 2,103,871